RELATED PARTY TRANSACTIONS - Schedule of Amount Due from Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amount due from related parties	$ 27	$ 27
Increase (Decrease) in Due to Related Parties	821	30	$ 0
Amount due to related parties	1,531	3,127
AirMedia Holding Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties	3	3
AirMedia Merger Company Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties	3	3
Wealthy Environment Limited [Member] | Principal Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties	1	1
Global Earning Pacific Ltd. [Member] | Principal Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties	2	2
Mambo Fiesta Limited [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties	17	17
Shanghai Qingxuan Co Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties	$ 1	1
Beijing Eastern Media Corporation Ltd. [Member] | Equity Method Investments [Member]
Related Party Transaction [Line Items]
Amount due to related parties		$ 254
Mrs. Dan Shao [Member]
Related Party Transaction [Line Items]
Annualized interest rate	21.60%	16.80%
Mrs. Dan Shao [Member] | Principal Shareholder [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 1,531	$ 2,873